Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for David D. Petratis(1) ($)	Summary Compensation Table Total for John H. Stone (1) ($)	Compensation Actually Paid to David D. Petratis(1)(2)(3) ($)	Compensation Actually Paid to John H. Stone (1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2)(3) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ Millions)	Adjusted (Non-GAAP) EPS (5)
							TSR (4) ($)	Peer Group TSR (4) ($)
2023	—	8,997,445	—	11,705,997	2,637,152	3,214,829	107.51	189.57	540.6	$6.96
2022	7,896,758	9,325,478	3,240,794	9,622,314	1,681,129	1,025,209	87.90	137.67	458.3	$5.99
2021	7,688,243	—	8,958,625	—	2,941,196	3,071,809	108.85	153.00	483.3	$5.43
2020	8,785,585	—	6,646,515	—	2,149,045	1,423,831	94.61	119.84	314.5	$5.36

Company Selected Measure Name			Adjusted (Non-GAAP) EPS
Named Executive Officers, Footnote	Mr. Petratis was our PEO from 2020 through July 2022. Mr. Stone has been our PEO since July 2022. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Patrick S. Shannon	Patrick S. Shannon	Patrick S. Shannon	Michael J. Wagnes
Timothy P. Eckersley	Timothy P. Eckersley	Michael J. Wagnes	Timothy P. Eckersley
Jeffrey N. Braun	Jeffrey N. Braun	Jeffrey N. Braun	David S. Ilardi
Lucia Veiga Moretti	Luis V. Orbegoso	Timothy P. Eckersley	Robert C. Martens
Chris E. Muhlenkamp		David S. Ilardi

Peer Group Issuers, Footnote			The Peer Group TSR set forth in this table utilizes the Performance Peer Group, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for John H. Stone ($)	Exclusion of Change in Pension Value for John H. Stone ($)	Exclusion of Stock Awards and Option Awards for John H. Stone ($)	Inclusion of Pension Service Cost for John H. Stone ($)	Inclusion of Equity Values for John H. Stone ($)	Compensation Actually Paid to John H. Stone ($)
2023	8,997,445	—	(5,804,907)	—	8,513,459	11,705,997

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	2,637,152	(5,124)	(1,456,631)	54,823	1,984,609	3,214,829
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for John H. Stone ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for John H. Stone ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for John H. Stone ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for John H. Stone ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for John H. Stone ($)	Total - Inclusion of Equity Values for John H. Stone ($)
2023	6,676,962	1,754,039	—	82,458	—	8,513,459

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	1,713,570	216,093	—	54,947	—	1,984,609

Non-PEO NEO Average Total Compensation Amount			$ 2,637,152	$ 1,681,129	$ 2,941,196	$ 2,149,045
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,214,829	1,025,209	3,071,809	1,423,831
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for John H. Stone ($)	Exclusion of Change in Pension Value for John H. Stone ($)	Exclusion of Stock Awards and Option Awards for John H. Stone ($)	Inclusion of Pension Service Cost for John H. Stone ($)	Inclusion of Equity Values for John H. Stone ($)	Compensation Actually Paid to John H. Stone ($)
2023	8,997,445	—	(5,804,907)	—	8,513,459	11,705,997

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	2,637,152	(5,124)	(1,456,631)	54,823	1,984,609	3,214,829
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for John H. Stone ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for John H. Stone ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for John H. Stone ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for John H. Stone ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for John H. Stone ($)	Total - Inclusion of Equity Values for John H. Stone ($)
2023	6,676,962	1,754,039	—	82,458	—	8,513,459

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	1,713,570	216,093	—	54,947	—	1,984,609

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between compensation actually paid to our PEOs, the average of compensation actually paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years, and the Peer Group TSR over the same period.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between compensation actually paid to our PEOs, the average of compensation actually paid to our other NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between compensation actually paid to our PEOs, the average of compensation actually paid to our other NEOs, and our Adjusted (Non-GAAP) EPS during the three most recently completed fiscal years. Adjusted Non-GAAP EPS was derived from Reported EPS, and the adjustments include items such as goodwill, indefinite-lived trade name and other asset impairment charges, restructuring charges, acquisition and integration costs, amortization of acquired intangible assets, debt financing costs, gains or losses related to the divestiture of businesses or equity method investments, non-operating investment gains or losses and the income tax impact of the preceding items.

Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between compensation actually paid to our PEOs, the average of compensation actually paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years, and the Peer Group TSR over the same period.

Tabular List, Table

Adjusted (Non-GAAP) EPS
Adjusted (Non-GAAP) EBITDA
Adjusted (Non-GAAP) Operating Income
Available Cash Flow (Non-GAAP)
Revenue

Total Shareholder Return Amount			$ 107.51	87.90	108.85	94.61
Peer Group Total Shareholder Return Amount			189.57	137.67	153.00	119.84
Net Income (Loss)			$ 540,600,000	$ 458,300,000	$ 483,300,000	$ 314,500,000
Company Selected Measure Amount | $ / shares			6.96	5.99	5.43	5.36
PEO Name	Mr. Stone	Mr. Petratis	Mr. Stone		Mr. Petratis	Mr. Petratis
Additional 402(v) Disclosure
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation and Human Capital Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year on the same cumulative basis as used in Item 201(e) off Regulation S-K. Historical stock performance is not necessarily indicative of future stock performance.
The following table presents the financial and non-financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and other NEOs for 2023 to Company performance. The measures in this table are not ranked.

Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted (Non-GAAP) EPS
Non-GAAP Measure Description			We determined Adjusted (Non-GAAP) EPS to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2023. This performance measure may not have been the most important financial performance measure for years 2022, 2021, and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. In 2023, the Company modified Adjusted (Non-GAAP) EPS to exclude amortization of acquired intangible assets. The results for 2020-2022 have been adjusted to exclude amortization of acquired intangible assets.
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted (Non-GAAP) EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted (Non-GAAP) Operating Income
Measure:: 4
Pay vs Performance Disclosure
Name			Available Cash Flow (Non-GAAP)
Measure:: 5
Pay vs Performance Disclosure
Name			Revenue
John H. Stone [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 8,997,445	$ 9,325,478
PEO Actually Paid Compensation Amount			11,705,997	9,622,314
David D. Petratis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				7,896,758	$ 7,688,243	$ 8,785,585
PEO Actually Paid Compensation Amount				$ 3,240,794	$ 8,958,625	$ 6,646,515
PEO | John H. Stone [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | John H. Stone [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | John H. Stone [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,804,907)
PEO | John H. Stone [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,513,459
PEO | John H. Stone [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,676,962
PEO | John H. Stone [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,754,039
PEO | John H. Stone [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | John H. Stone [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			82,458
PEO | John H. Stone [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,124)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			54,823
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,456,631)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,984,609
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,713,570
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			216,093
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			54,947
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0